Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company of New Jersey 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com
May 2, 2022

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-225954)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 4; and (ii) that the text of Post-Effective Amendment No. 4 was filed electronically on April 7, 2022 (Accession No. 0000741313-22-000041).

/s/Christopher J. Madin	May 2, 2022

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey	Date

Via EDGAR